Borrowings - Schedule of Detailed Information About Repayment of Borrowings (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 49,450	£ 19,495
Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	64,843	24,490
Within 12 months
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	5,423	3,007
Within 12 months | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	6,381	3,587
Between One and Two Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,344	1,391
Between One and Two Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	3,609	1,870
Between Two and Three Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,011	1,756
Between Two and Three Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	8,141	2,220
Between Three and Four Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	2,913	1,577
Between Three and Four Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	4,034	1,961
Between Four and Five Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	6,857	1,925
Between Four and Five Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	7,836	2,292
Beyond 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	24,902	9,839
Beyond 5 Years | Contractual Gross Maturities
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings	£ 34,842	£ 12,560